Stock-Based Compensation (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Oct. 01, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-Based Compensation [Line Items]
Number of shares of common stock available for issuance		14,500,000	14,500,000
Number of shares of common stock remaining for future grant		13,837,877	13,837,877
Converted, Aggregate Intrinsic Value	4,000,000
Stock-based compensation expense			$ 4	$ 4	$ 4
Stock-based compensation expense, net of tax			3	$ 3	$ 3
Total unrecognized compensation costs related to non-vested stock options, restricted share units and performance shares		$ 6	$ 6
Weighted-average period of recognition of stock-based compensation cost			2 years 4 months 10 days
RSU [Member]
Stock-Based Compensation [Line Items]
Granted to employees (in shares)		29,178	29,178
Granted to employees (in dollars per share)		$ 29.13	$ 29.13
Total fair value of RSUs vested			$ 1